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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543

Date of fiscal year end: 12/31

Date of reporting period: March 31, 2011

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2011



Common Stock                      Shares        Value   Common Stock                        Shares         Value
-----------------------------------------------------   --------------------------------------------------------
BASIC MATERIALS - 5.3%                                  CONSUMER, CYCLICAL - 14.7%
 Agnico-Eagle Mines Ltd            3,300  $   218,955     Advance Auto Parts, Inc.           2,700   $   177,174
 Air Products & Chemicals, Inc.    4,200      378,756     AutoZone, Inc.*                    1,100       300,916
 Albemarle Corp.                   3,500      209,195     Bed Bath & Beyond, Inc.*          14,000       675,780
 Carpenter Technology Corp.        6,800      290,428     CarMax, Inc.*                     18,600       597,060
 CF Industries Holdings, Inc.      2,200      300,938     Chico's FAS, Inc.                 14,500       215,905
 Cliffs Natural Resources, Inc.    5,600      550,368     Chipotle Mexican Grill, Inc.*      1,500       408,555
 Compass Minerals                  8,200      766,946     Choice Hotels International        9,000       349,650
 Ecolab, Inc.                      4,000      204,080     Coach, Inc.                       20,900     1,087,636
 Eldorado Gold Corp.              23,100      375,606     Copart, Inc.*                      4,200       181,986
 HudBay Minerals, Inc.            24,900      406,119     Dick's Sporting Goods, Inc.*       6,900       275,862
 Intrepid Potash, Inc.*            6,600      229,812     Dollar General Corp.*              8,900       279,015
 Sherwin-Williams Co.              4,700      394,753     Dollar Tree, Inc.*                 6,900       383,088
 Sigma-Aldrich Corp.               3,100      197,284     Fastenal Co.                       8,500       551,055
 Sociedad Quimica y Minera - ADR  11,000      607,860     Fossil, Inc.*                      3,500       327,775
 Stillwater Mining Co.*           10,100      231,593     Gap, Inc.                          8,900       201,674
 United States Steel Corp.         5,100      275,094     Hyatt Hotels Corp.*                4,000       172,160
 Vulcan Materials Co.              7,100      323,760     International Game Tech.          15,400       249,942
                                                          Kohl's Corp.                       8,100       429,624
COMMUNICATIONS - 9.1%                                     Madison Square Garden, Inc.*      10,325       278,672
 Akamai Technologies, Inc.*        5,200      197,600     Marriott International, Inc.      20,080       714,446
 Central European Media*           4,300       90,558     Mattel, Inc.                      23,600       588,348
 Ciena Corp.*                     11,100      287,934     Men's Wearhouse, Inc.              6,337       171,479
 Crown Castle International*      22,300      948,865     O'Reilly Automotive, Inc.*         8,300       476,918
 CTC Media, Inc.                   9,600      226,272     PACCAR, Inc.                       4,300       225,148
 Ctrip.com International Ltd-ADR*  8,700      360,963     Panera Bread Co.*                  3,600       457,200
 Discovery Communications*        20,300      714,763     PetSmart, Inc.                     5,600       229,320
 Equinix, Inc.*                    2,300      209,530     Ross Stores, Inc.                 10,800       768,096
 Expedia, Inc.                    10,600      240,196     Royal Caribbean Cruises Ltd*      14,500       598,270
 Factset Research Systems, Inc.    3,300      345,609     Skywest, Inc.                     14,300       241,956
 F5 Networks, Inc.*                1,700      174,369     Southwest Airlines Co.            32,400       409,212
 JDS Uniphase Corp.*               7,500      156,300     Staples, Inc.                      7,800       151,476
 Juniper Networks, Inc.*          13,900      584,912     Starwood Hotels & Resorts         12,600       732,312
 Liberty Media Corp. - Starz*      2,300      178,480     Tiffany & Co.                      9,100       559,104
 Liberty Media Corp - Inter.*     40,900      656,036     Tim Hortons, Inc.                  8,800       398,728
 McGraw-Hill Cos., Inc.           16,700      657,980     Toll Brothers, Inc.*              12,800       253,056
 NII Holdings, Inc.*               7,400      308,358     Tractor Supply Co.                 4,300       257,398
 Omnicom Group, Inc.               9,200      451,352     Urban Outfitters, Inc.*           11,700       349,011
 Polycom, Inc.*                    4,000      207,400     WABCO Holdings, Inc.*              3,100       191,084
 priceline.com, Inc.*              2,500    1,266,100
 Rackspace Hosting, Inc.*          5,600      239,960
 SBA Communications Corp.*        13,900      551,552
 Sina Corp.*                       5,400      578,016
 TIBCO Software, Inc.*             9,900      269,775
 VeriSign, Inc.*                   5,300      191,913
 WebMD Health Corp.*               3,400      181,628


                      See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2011




Common Stock                      Shares        Value   Common Stock                        Shares         Value
-----------------------------------------------------   --------------------------------------------------------
CONSUMER, CYCLICAL - 14.7% (Continued)                  CONSUMER, NON-CYCLICAL - 20.1% (Continued)
 Williams-Sonoma, Inc.             5,700  $   230,850     Hologic, Inc.*                    10,100 $     224,220
 WMS Industries, Inc.*             8,000      282,800     Humana, Inc.                       3,100       216,814
 WW Grainger, Inc.                 4,500      619,560     Human Genome Sciences*            13,900       381,555
 Wynn Resorts Ltd                  3,700      470,492     IDEXX Laboratories, Inc.*          6,400       494,208
                                                          Illumina, Inc.*                    6,900       483,483
CONSUMER, NON-CYCLICAL - 20.1%                            Intuitive Surgical, Inc.*            900       300,114
 Alexion Pharmaceuticals, Inc.*    5,300      523,004     Iron Mountain, Inc.                6,300       196,749
 American Medical Systems*         7,500      162,300     JM Smucker Co.                     2,800       199,892
 American Reprographics Co.*      10,200      105,570     Laboratory Corp of America*        6,100       561,993
 AmerisourceBergen Corp.          25,100      992,956     Life Technologies Corp.*          11,100       581,862
 Arthrocare Corp.*                 2,300       76,682     Lorillard, Inc.                    2,100       199,521
 Avon Products, Inc.              24,000      648,960     Manpower, Inc.                     3,200       201,216
 BioMarin Pharmaceutical, Inc.*    6,700      168,371     Masimo Corp.*                      4,500       148,950
 Brown-Forman Corp.                5,525      377,358     McCormick & Co., Inc.              6,100       291,763
 Bruker Corp.*                    12,000      250,200     Mead Johnson Nutrition Co.         3,100       179,583
 Campbell Soup Co.                 5,500      182,105     Moody's Corp.                     16,100       545,951
 Cephalon, Inc.*                   3,500      266,280     Myriad Genetics, Inc.*             7,200       145,080
 Charles River Laboratories*       4,700      180,386     New Oriental Education - ADR*      1,700       170,119
 Church & Dwight Co., Inc.         5,500      436,370     Patterson Cos., Inc.               5,500       177,045
 CIGNA Corp.                       3,800      168,264     Paychex, Inc.                     17,187       539,500
 Clorox Co.                        4,700      329,329     QIAGEN*                            8,400       168,420
 Community Health Systems*         6,600      263,934     Quanta Services, Inc.*             8,100       181,683
 Corporate Executive Board         4,800      193,776     Quest Diagnostics, Inc.            8,322       480,346
 Covance, Inc.*                    2,500      136,800     Regeneron Pharmaceuticals*        11,500       516,810
 CR Bard, Inc.                     6,500      645,840     ResMed, Inc.*                      5,400       162,000
 DaVita, Inc.*                     6,000      513,060     Ritchie Bros Auctioneers, Inc.     7,600       213,940
 Dendreon Corp.*                   8,000      299,440     Robert Half International         10,500       321,300
 DENTSPLY International, Inc.      7,800      288,522     SEI Investments Co.                7,800       186,264
 Edwards Lifesciences Corp.*       4,500      391,500     Strayer Education, Inc.            1,100       143,539
 Equifax, Inc.                     4,300      167,055     SXC Health Solutions Corp.*        8,400       460,320
 Genpact Ltd*                      8,900      128,872     Techne Corp.                       2,600       186,134
 Gen-Probe, Inc.*                  3,100      205,685     Thoratec Corp.*                    5,500       142,615
 Global Payments, Inc.             5,200      254,384     Universal Health Services, Inc.    4,100       202,581
 Green Dot Corp.*                  8,300      356,153     Valeant Pharmaceuticals*           8,700       433,347
 Henry Schein, Inc.*               6,100      428,037     Varian Medical Systems, Inc.*      4,600       311,144
 Hershey Co.                       6,200      336,970     Verisk Analytics, Inc.*            6,200       203,112
 Hertz Global Holdings, Inc.*     20,900      326,667     Vertex Pharmaceuticals, Inc.*     10,070       482,655
                                                          VistaPrint NV*                     3,400       176,460
                                                          Western Union Co.                 40,600       843,262
                                                          Whole Foods Market, Inc.           9,300       612,870
                                                          Zimmer Holdings, Inc.*             2,400       145,272



            See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2011




Common Stock                      Shares        Value  Common Stock                         Shares         Value
-----------------------------------------------------  ---------------------------------------------------------
ENERGY - 8.1%                                          FINANCIAL - 7.2% (Continued)
 Arch Coal, Inc.                  11,797  $   425,164     Lazard Ltd                         9,600 $     399,168
 Cameron International Corp.*     12,200      696,620     Northern Trust Corp.               7,600       385,700
 Cimarex Energy Co.                2,900      334,196     NYSE Euronext                      5,500       193,435
 Concho Resources, Inc.*           7,300      783,290     Popular, Inc.*                    54,599       159,429
 Continental Resources, Inc.*      5,600      400,232     Principal Financial Group          5,700       183,027
 Core Laboratories                 4,800      490,416     Regions Financial Corp.           20,800       151,008
 Diamond Offshore Drilling         3,700      287,490     RenaissanceRe Holdings Ltd         3,000       206,970
 Dresser-Rand Group, Inc.*         3,800      203,756     SLM Corp.                         16,100       246,330
 Dril-Quip, Inc.*                  2,400      189,672     SVB Financial Group*               3,700       210,641
 First Solar, Inc.*                3,100      498,604     TCF Financial Corp.               12,900       204,594
 FMC Technologies, Inc.*          10,300      973,144     TD Ameritrade Holding Corp.       22,400       467,488
 Forest Oil Corp.*                 3,400      128,622     Waddell & Reed Financial           4,600       186,806
 Murphy Oil Corp.                  2,700      198,234     WR Berkley Corp.                   4,100       132,061
 Nabors Industries Ltd*            6,800      206,584     Zions Bancorporation               7,000       161,420
 Newfield Exploration Co.*         2,600      197,626
 Oceaneering International*        4,600      411,470  	INDUSTRIAL - 16.4%
 Peabody Energy Corp.              5,400      388,584     AMETEK, Inc.                      10,650       467,216
 QEP Resources, Inc.               5,300      214,862     Amphenol Corp.                     8,700       473,193
 Range Resources Corp.            10,600      619,676     Babcock & Wilcox Co.*             12,250       408,905
 SM Energy Co.                     3,300      244,827     CH Robinson Worldwide, Inc.       10,800       800,604
 Southwestern Energy Co.*          5,000      214,850     CLARCOR, Inc.                      3,900       175,227
 Tetra Technologies, Inc.*         8,500      130,900     Cooper Industries PLC              9,900       642,510
 Ultra Petroleum Corp.*            6,200      305,350     Cummins, Inc.                     12,400     1,359,288
 Walter Energy, Inc.               3,800      514,634     Dolby Laboratories, Inc.*         10,800       531,468
                                                          Donaldson Co., Inc.                5,900       361,611
FINANCIAL - 7.2%                                          Elbit Systems Ltd                  2,900       159,993
 Arch Capital Group Ltd*           2,100      208,299     Embraer SA - ADR                   8,000       269,600
 Axis Capital Holdings Ltd         5,700      199,044     Expeditors International          12,500       626,875
 BankUnited, Inc.                  7,900      226,809     Flowserve Corp.                    2,700       347,760
 Brown & Brown, Inc.              19,900      513,420     Fluor Corp.                       10,000       736,600
 CBOE Holdings, Inc.              11,100      321,567     Foster Wheeler AG*                 5,200       195,624
 City National Corp.               2,500      142,625     General Cable Corp.*               5,900       255,470
 Eaton Vance Corp.                10,700      344,968     Gentex Corp.                      10,700       323,675
 Fifth Third Bancorp              13,200      183,348     Goodrich Corp.                     5,200       444,756
 First Horizon National Corp.     16,739      187,644     Graco, Inc.                        6,900       313,881
 Forest City Enterprises, Inc.*   14,400      271,152     Harsco Corp.                       5,000       176,450
 HCC Insurance Holdings, Inc.      6,400      200,384     Hubbell, Inc.                      5,600       397,768
 IntercontinentalExchange*         5,700      704,178     IDEX Corp.                         4,325       188,786
 Invesco Ltd                      12,500      319,500     II-VI, Inc.*                       4,500       223,875
 Janus Capital Group, Inc.        14,600      182,062     Itron, Inc.*                       2,200       124,168
 Jones Lang LaSalle, Inc.          8,200      817,868



               See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2011



                                                        Common Stock and
Common Stock                      Shares        Value   Short-Term Investments              Shares         Value
-----------------------------------------------------   --------------------------------------------------------
INDUSTRIAL - 16.4% (Continued)                          TECHNOLOGY - 17.3% (Continued)
 Jabil Circuit, Inc.              14,800  $   302,364     Fidelity National Info. Scvs.      3,442 $     112,519
 Joy Global, Inc.                  8,200      810,242     Fortinet, Inc.*                    5,300       233,995
 Kansas City Southern*             7,500      408,375     GT Solar International, Inc.*     19,400       206,998
 Landstar System, Inc.             8,600      392,848     Informatica Corp.*                 9,800       511,462
 McDermott International*         18,100      459,559     Intersil Corp.                    10,000       124,500
 Mettler-Toledo*                   2,400      412,800     Intuit, Inc.*                     12,300       653,253
 National Instruments Corp.        6,975      228,571     KLA-Tencor Corp.                   3,500       165,620
 Pall Corp.                        5,100      293,811     Lam Research Corp.*               10,600       600,596
 Precision Castparts Corp.         4,700      691,746     Linear Technology Corp.           16,400       551,532
 Republic Services, Inc.          10,750      322,930     Logitech International SA*         9,600       174,048
 Rockwell Automation, Inc.         4,200      397,530     Marvell Technology Group*         37,500       583,125
 Rockwell Collins, Inc.            6,100      395,463     Maxim Integrated Products          8,800       225,280
 Roper Industries, Inc.            5,800      501,468     MEMC Electronic Materials*        10,600       137,376
 Stericycle, Inc.*                 2,900      257,143     Microchip Technology, Inc.        11,257       427,879
 Terex Corp.*                      5,500      203,720     MICROS Systems, Inc.*              6,000       296,580
 TransDigm Group, Inc.*            2,400      201,192     MSCI, Inc.*                       12,900       474,978
 Trimble Navigation Ltd*          14,100      712,614     National Semiconductor            26,600       381,444
 Valmont Industries, Inc.          2,900      302,673     NetApp, Inc.*                     11,700       563,355
 Wabtec Corp.                      5,100      345,933     Nuance Communications*            42,500       830,875
 Waste Connections, Inc.           6,650      191,454     NVIDIA Corp.*                     30,100       555,646
 Waters Corp.*                     5,100      443,190     ON Semiconductor Corp.*           23,100       227,766
 Zebra Technologies Corp.*         4,800      188,352     QLogic Corp.*                     15,400       285,670
                                                          Red Hat, Inc.*                    10,600       481,134
TECHNOLOGY - 17.3%                                        Rovi Corp.*                       10,700       574,055
 Adobe Systems, Inc.*             11,100      368,076     Salesforce.com, Inc.*              2,900       387,382
 Altera Corp.                     14,700      647,094     Seagate Technology PLC            24,200       348,722
 Allscripts Healthcare Sol.*      12,800      268,672     Silicon Laboratories, Inc.*        8,800       380,248
 Analog Devices, Inc.             14,500      571,010     Skyworks Solutions, Inc.*          6,700       217,080
 ANSYS, Inc.*                      8,200      444,358     Solera Holdings, Inc.              5,500       281,050
 ARM Holdings PLC - ADR           10,200      287,334     Teradata Corp.*                   10,500       532,350
 Autodesk, Inc.*                  11,700      516,087     TriQuint Semiconductor, Inc.*     21,200       273,692
 BMC Software, Inc.*               9,800      487,452     Varian Semiconductor*              5,100       248,217
 CA, Inc.                          8,300      200,694     Xilinx, Inc.                      22,400       734,720
 Cerner Corp.*                     4,000      444,800
 Check Point Software Tech.*      13,700      699,385  UTILITIES - 0.5%
 Citrix Systems, Inc.*             6,800      499,528     Calpine Corp.*                    25,100       398,337
 Computer Sciences Corp.           2,600      126,698     NRG Energy, Inc.*                  9,400       202,476
 Concur Technologies, Inc.*        7,000      388,150                                               ------------
 Dun & Bradstreet Corp.            1,900      152,456  TOTAL COMMON STOCK - 98.7%
 Electronic Arts, Inc.*           11,100      216,783     (Cost $82,029,853)                         110,928,967
 Fairchild Semiconductor*         11,600      211,120
                                                       OTHER ASSETS LESS LIABILITIES - 1.3%            1,509,370
                                                                                                    ------------
                                                       TOTAL NET ASSETS - 100.0%                  $  112,438,337
                                                                                                  ==============


* Securities are non-income producing
  ADR - American Depository Receipt


                   See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2011


Common Stock                  Shares     Value  Common Stock                     Shares       Value
----------------------------------------------- ---------------------------------------------------
BASIC MATERIALS - 4.1%                          COMMUNICATIONS - 4.8% (Continued)
 Agnico-Eagle Mines Ltd        4,800  $ 318,480  Juniper Networks, Inc.*          4,900  $  206,192
 Air Products & Chemicals,     5,300    477,954  Liberty Media Corp. - Starz*     1,000      77,600
 Albemarle Corp.               1,200     71,724  Liberty Media Corp - Inter.*    37,200     596,688
 BHP Billiton Ltd - ADR        4,000    383,520  McGraw-Hill Cos., Inc.          15,700     618,580
 Carpenter Technology Corp.    9,100    388,661  NII Holdings, Inc.*              3,000     125,010
 CF Industries Holdings, In      700     95,753  Omnicom Group, Inc.              8,900     436,634
 Cliffs Natural Resources,     1,900    186,732  Polycom, Inc.*                   1,500      77,775
 Compass Minerals              3,000    280,590  priceline.com, Inc.*               800     405,152
 Ecolab, Inc.                  1,300     66,326  QUALCOMM, Inc.                   5,300     290,599
 Eldorado Gold Corp.          27,000    439,020  Rackspace Hosting, Inc.*         1,900      81,415
 Freeport-McMoRan Copper      15,500    861,025  SBA Communications Corp.*        4,800     190,464
 HudBay Minerals, Inc.         8,800    143,528  Sina Corp.*                      1,800     192,672
 Intrepid Potash, Inc.*        2,000     69,640  TIBCO Software, Inc.*            3,200      87,200
 Monsanto Co.                  3,900    281,814  Time Warner, Inc.               17,666     630,676
 Nucor Corp.                   5,800    266,916  Time Warner Cable, Inc.          3,900     278,226
 Potash Corp of Saskatchewa    6,900    406,617  VeriSign, Inc.*                  1,800      65,178
 Praxair, Inc.                 3,100    314,960  Verizon Communications, Inc.    13,500     520,290
 Rio Tinto PLC - ADR           5,400    384,048  Walt Disney Co.                 28,400   1,223,756
 Sherwin-Williams Co.          5,900    495,541  WebMD Health Corp.*              1,300      69,446
 Sigma-Aldrich Corp.             900     57,276
 Sociedad Quimica y Minera    12,400    685,224 CONSUMER, CYCLICAL - 7.0%
 Stillwater Mining Co.*        3,400     77,962  Advance Auto Parts, Inc.         1,000      65,620
 United States Steel Corp.     1,400     75,516  AutoZone, Inc.*                    400     109,424
 Vale SA - ADR*               10,700    356,845  Bed Bath & Beyond, Inc.*         4,800     231,696
 Vulcan Materials Co.          9,500    433,200  CarMax, Inc.*                    6,500     208,650
                                                 Carnival Corp.                  15,400     590,744
COMMUNICATIONS - 4.8%                            Chico's FAS, Inc.                5,000      74,450
 Akamai Technologies, Inc.*    1,700     64,600  Chipotle Mexican Grill, Inc.       500     136,185
 America Movil - ADR           5,000    290,500  Choice Hotels International      3,400     132,090
 AT&T, Inc.                   39,800  1,218,278  Coach, Inc.                      7,100     369,484
 Central European Media*       1,900     40,014  Copart, Inc.*                    1,600      69,328
 Ciena Corp.*                  3,800     98,572  CVS Caremark Corp.               8,000     274,560
 Crown Castle International    7,500    319,125  Dick's Sporting Goods, Inc.*     2,600     103,948
 CTC Media, Inc.               4,000     94,280  Dollar General Corp.*            3,100      97,185
 Ctrip.com International Lt    3,000    124,470  Dollar Tree, Inc.*               2,850     158,232
 Discovery Communications*     6,900    242,949  Fastenal Co.                     2,700     175,041
 Equinix, Inc.*                  800     72,880  Fossil, Inc.*                    1,200     112,380
 Expedia, Inc.                 3,400     77,044  Gap, Inc.                       16,200     367,092
 Factset Research Systems,     1,000    104,730  General Motors Co.*              5,700     176,871
 F5 Networks, Inc.*              600     61,542  Home Depot, Inc.                28,300   1,048,798
 JDS Uniphase Corp.*           2,600     54,184  Hyatt Hotels Corp.*              1,200      51,648
                                                 International Game Tech.        22,500     365,175
                                                 Kohl's Corp.                    11,200     594,048
                                                 Lennar Corp.                    13,900     251,868


                 See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2011


Common Stock                  Shares     Value  Common Stock                     Shares       Value
----------------------------------------------- ---------------------------------------------------
CONSUMER, CYCLICAL - 7.0% (Continued)           CONSUMER, NON-CYCLICAL - 13.1% (Continued)
 Madison Square Garden, Inc    3,900  $ 105,261  BioMarin Pharmaceutical, Inc     2,300   $  57,799
 Marriott International, In    6,675    237,497  Brown-Forman Corp.               6,325     431,998
 Mattel, Inc.                 26,600    663,138  Bruker Corp.*                    3,600      75,060
 McDonald's Corp.              9,600    730,464  Campbell Soup Co.               10,400     344,344
 Men's Wearhouse, Inc.         2,175     58,856  Cephalon, Inc.*                  1,000      76,080
 O'Reilly Automotive, Inc.*    3,400    195,364  Charles River Laboratories*      1,500      57,570
 PACCAR, Inc.                  9,500    497,420  Church & Dwight Co., Inc.        1,900     150,746
 Panera Bread Co.*             1,200    152,400  CIGNA Corp.                      8,200     363,096
 PetSmart, Inc.                1,900     77,805  Clorox Co.                       6,100     427,427
 Ross Stores, Inc.             3,600    256,032  Coca-Cola Co.                   10,300     683,302
 Royal Caribbean Cruises Lt    4,900    202,174  Community Health Systems*        2,600     103,974
 Skywest, Inc.                 5,200     87,984  Corporate Executive Board        1,300      52,481
 Southwest Airlines Co.       48,600    613,818  Covance, Inc.*                   1,000      54,720
 Staples, Inc.                 2,800     54,376  CR Bard, Inc.                    5,200     516,672
 Starwood Hotels & Resorts    14,000    813,680  DaVita, Inc.*                    1,950     166,745
 Tiffany & Co.                 3,000    184,320  Dendreon Corp.*                  2,800     104,804
 Tim Hortons, Inc.             3,400    154,054  DENTSPLY International, Inc.     2,400      88,776
 TJX Cos., Inc.                5,800    288,434  Diageo PLC - ADR                 7,500     571,650
 Toll Brothers, Inc.*          5,100    100,827  Edwards Lifesciences Corp.*      1,300     113,100
 Tractor Supply Co.            1,300     77,818  Equifax, Inc.                    1,500      58,275
 Urban Outfitters, Inc.*       3,800    113,354  General Mills, Inc.             12,200     445,910
 WABCO Holdings, Inc.*           900     55,476  Genpact Ltd*                     4,100      59,368
 Walgreen Co.                 12,800    513,792  Gen-Probe, Inc.*                   800      53,080
 Williams-Sonoma, Inc.         1,800     72,900  Global Payments, Inc.            1,600      78,272
 WMS Industries, Inc.*         2,300     81,305  Green Dot Corp.*                 2,900     124,439
 WW Grainger, Inc.             4,800    660,864  HCA Holdings, Inc.*              7,800     264,186
 Wynn Resorts Ltd              1,300    165,308  Henry Schein, Inc.*              2,100     147,357
                                                 Hershey Co.                      2,200     119,570
CONSUMER, NON-CYCLICAL - 13.1%                   Hertz Global Holdings, Inc.*     6,700     104,721
 Aetna, Inc.                   7,400    276,982  Hologic, Inc.*                   3,700      82,140
 Alexion Pharmaceuticals, I    1,900    187,492  Human Genome Sciences*           5,000     137,250
 Altria Group, Inc.           18,800    489,364  Humana, Inc.                     1,100      76,934
 American Medical Systems*     2,700     58,428  IDEXX Laboratories, Inc.*        2,100     162,162
 American Reprographics Co.    4,000     41,400  Illumina, Inc.*                  2,100     147,147
 AmerisourceBergen Corp.      23,300    921,748  Intuitive Surgical, Inc.*          300     100,038
 Amgen, Inc.*                 18,800  1,004,860  Iron Mountain, Inc.              1,912      59,712
 Arthrocare Corp.*               800     26,672  JM Smucker Co.                   1,000      71,390
 Automatic Data Processing     5,700    292,467
 Avon Products, Inc.          20,600    557,024
 Baxter International, Inc.    5,400    290,358
 Becton Dickinson and Co.      3,400    270,708



            See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2011


Common Stock                  Shares     Value  Common Stock                     Shares       Value
----------------------------------------------- ---------------------------------------------------
CONSUMER, NON-CYCLICAL - 13.1% (Continued)      ENERGY - 9.6%
 Kellogg Co.                   4,900  $ 264,502  Apache Corp.                     3,900   $ 510,588
 Kimberly-Clark Corp.          4,100    267,607  Arch Coal, Inc.                  4,159     149,890
 Laboratory Corp of America    2,000    184,260  Baker Hughes, Inc.               5,300     389,179
 Life Technologies Corp.*      4,000    209,680  Cameron International Corp.*     4,100     234,110
 Lorillard, Inc.               5,900    560,559  Chevron Corp.                   23,342   2,509,032
 Manpower, Inc.                1,100     69,168  Cimarex Energy Co.               5,700     656,868
 Masimo Corp.*                 1,600     52,960  Concho Resources, Inc.*          2,400     257,520
 McCormick & Co., Inc.         8,100    387,423  ConocoPhillips                   3,600     287,496
 McKesson Corp.               12,100    956,505  Continental Resources, Inc.*     6,400     457,408
 Mead Johnson Nutrition Co.    1,100     63,723  Core Laboratories                1,500     153,255
 Medco Health Solutions, In    7,800    438,048  Devon Energy Corp.               3,300     302,841
 Moody's Corp.                16,800    569,688  Diamond Offshore Drilling        5,400     419,580
 Myriad Genetics, Inc.*        2,800     56,420  Dresser-Rand Group, Inc.*        1,200      64,344
 New Oriental Education - A      600     60,042  Dril-Quip, Inc.*                   700      55,321
 Patterson Cos., Inc.          1,900     61,161  El Paso Corp.                   23,100     415,800
 Paychex, Inc.                 5,593    175,564  EOG Resources, Inc.              2,900     343,679
 PepsiCo., Inc.               10,100    650,541  Exxon Mobil Corp.               16,702   1,405,139
 Philip Morris Internationa   13,000    853,190  First Solar, Inc.*               1,200     193,008
 Procter & Gamble Co.         22,700  1,398,320  FMC Technologies, Inc.*          3,400     321,232
 QIAGEN*                       2,500     50,125  Forest Oil Corp.*                9,100     344,253
 Quanta Services, Inc.*        2,100     47,103  Hess Corp.                       3,300     281,193
 Quest Diagnostics, Inc.      12,688    732,351  Murphy Oil Corp.                 5,200     381,784
 Regeneron Pharmaceuticals*    3,900    175,266  Nabors Industries Ltd*           2,700      82,026
 ResMed, Inc.*                 2,000     60,000  National Oilwell Varco, Inc.     8,200     650,014
 Ritchie Bros Auctioneers,     2,400     67,560  Newfield Exploration Co.*        5,100     387,651
 Robert Half International     3,600    110,160  Occidental Petroleum Corp.      14,000   1,462,860
 SEI Investments Co.           2,800     66,864  Oceaneering International*       1,500     134,175
 Strayer Education, Inc.         400     52,196  Peabody Energy Corp.             5,900     424,564
 SXC Health Solutions Corp.    2,900    158,920  Petroleo Brasileiro SA - ADR     8,500     302,090
 Techne Corp.                    900     64,431  QEP Resources, Inc.              1,800      72,972
 Teva Pharmaceutical - ADR    11,300    566,921  Range Resources Corp.           14,300     835,978
 Thoratec Corp.*               2,000     51,860  Royal Dutch Shell PLC - ADR      8,100     590,166
 UnitedHealth Group, Inc.     18,100    818,120  Schlumberger Ltd                 8,060     751,676
 Universal Health Services,    1,400     69,174  SM Energy Co.                      900      66,771
 Valeant Pharmaceuticals*      2,900    144,449  Southwestern Energy Co.*         1,700      73,049
 Varian Medical Systems, In    1,700    114,988  Spectra Energy Corp.            17,800     483,804
 Verisk Analytics, Inc.*       2,300     75,348  Tetra Technologies, Inc.*        2,900      44,660
 Vertex Pharmaceuticals, In    3,250    155,773  Total SA - ADR                   7,600     463,372
 Visa, Inc.                    3,900    287,118  Ultra Petroleum Corp.*           7,700     379,225
 VistaPrint NV*                1,000     51,900  Walter Energy, Inc.              3,500     474,005
 WellPoint, Inc.              10,200    711,858
 Western Union Co.            44,400    922,188 FINANCIAL - 9.2%
 Whole Foods Market, Inc.      3,400    224,060  Aflac, Inc.                      5,100     269,178
 Zimmer Holdings, Inc.*        5,100    308,703  Arch Capital Group Ltd*          3,600     357,084
                                                 Axis Capital Holdings Ltd        2,000      69,840
                                                 BankUnited, Inc.                 2,700      77,517




              See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2011


Common Stock                  Shares     Value  Common Stock                     Shares       Value
----------------------------------------------- ---------------------------------------------------
FINANCIAL - 9.2% (Continued)                    INDUSTRIAL - 9.4%
 BB&T Corp.                   14,000  $ 384,300  3M Co.                           7,000   $ 654,500
 BlackRock, Inc.               4,900    984,949  AMETEK, Inc.                     3,450     151,352
 Brown & Brown, Inc.           6,900    178,020  Amphenol Corp.                   2,800     152,292
 CBOE Holdings, Inc.           4,100    118,777  Babcock & Wilcox Co.*           12,500     417,250
 CB Richard Ellis Group, In   17,700    472,590  Boeing Co.                      13,040     964,047
 Charles Schwab Corp.         18,100    326,343  Caterpillar, Inc.                4,700     523,345
 Chubb Corp.                   9,300    570,183  CH Robinson Worldwide, Inc.      3,600     266,868
 CIT Group, Inc.*              6,400    272,320  CLARCOR, Inc.                    1,500      67,395
 Citigroup, Inc.              86,600    382,772  Cooper Industries PLC           12,000     778,800
 City National Corp.           5,800    330,890  CSX Corp.                       10,100     793,860
 CME Group, Inc.               1,600    482,480  Cummins, Inc.                    7,900     865,998
 Eaton Vance Corp.             4,100    132,184  Dolby Laboratories, Inc.*        3,700     182,077
 Fifth Third Bancorp          24,500    340,305  Donaldson Co., Inc.              2,000     122,580
 First Horizon National Cor    5,947     66,666  Elbit Systems Ltd                1,100      60,687
 Forest City Enterprises, I    5,300     99,799  Emerson Electric Co.            12,600     736,218
 HCC Insurance Holdings, In   10,700    335,017  Embraer SA - ADR                14,200     478,540
 IntercontinentalExchange*     1,800    222,372  Expeditors International         4,200     210,630
 Invesco Ltd                  19,000    485,640  Flowserve Corp.                  3,000     386,400
 Janus Capital Group, Inc.     5,300     66,091  Fluor Corp.                      7,300     537,718
 Jones Lang LaSalle, Inc.      2,800    279,272  Foster Wheeler AG*               1,800      67,716
 JPMorgan Chase & Co.         39,700  1,830,170  General Cable Corp.*             2,100      90,930
 KeyCorp.                     31,600    280,608  General Dynamics Corp.           4,900     375,144
 Lazard Ltd                    3,000    124,740  Gentex Corp.                     3,200      96,800
 Northern Trust Corp.          8,000    406,000  Goodrich Corp.                   5,000     427,650
 NYSE Euronext                10,200    358,734  Graco, Inc.                      2,000      90,980
 PNC Financial Services Grp   12,100    762,179  Harsco Corp.                     1,700      59,993
 Popular, Inc.*               15,599     45,549  Honeywell International          5,400     322,434
 Principal Financial Group    10,700    343,577  Hubbell, Inc.                    2,100     149,163
 ProLogis                     18,800    300,424  IDEX Corp.                       1,725      75,296
 Regions Financial Corp.      47,200    342,672  II-VI, Inc.*                     1,400      69,650
 RenaissanceRe Holdings Ltd    5,600    386,344  Illinois Tool Works, Inc.       10,100     542,572
 SLM Corp.                    24,500    374,850  Itron, Inc.*                       800      45,152
 State Street Corp.            6,200    278,628  Jabil Circuit, Inc.              4,100      83,763
 SunTrust Banks, Inc.         22,500    648,900  Joy Global, Inc.                 9,200     909,052
 SVB Financial Group*          1,300     74,009  Kansas City Southern*            2,400     130,680
 TCF Financial Corp.           4,100     65,026  Landstar System, Inc.            3,200     146,176
 TD Ameritrade Holding Corp    7,000    146,090  McDermott International*        18,000     457,020
 Travelers Cos., Inc.          8,200    487,736  Mettler-Toledo*                    900     154,800
 US Bancorp                   34,028    899,360  National Instruments Corp.       2,175      71,275
 Waddell & Reed Financial      1,800     73,098  Pall Corp.                       1,900     109,459
 Wells Fargo & Co.            46,060  1,460,563  Precision Castparts Corp.        1,700     250,206
 WR Berkley Corp.              1,400     45,094
 Zions Bancorporation          1,900     43,814



          See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2011


Common Stock                  Shares     Value  Common Stock                     Shares       Value
----------------------------------------------- ---------------------------------------------------
INDUSTRIAL - 9.4% (Continued)                   TECHNOLOGY - 6.8% (Continued)
 Republic Services, Inc.      19,750  $ 593,290  KLA-Tencor Corp.                 1,300   $  61,516
 Rockwell Automation, Inc.     1,600    151,440  Lam Research Corp.*              3,600     203,976
 Rockwell Collins, Inc.        1,800    116,694  Linear Technology Corp.         14,600     490,998
 Roper Industries, Inc.        1,900    164,274  Logitech International SA*       3,200      58,016
 Stericycle, Inc.*               800     70,936  Marvell Technology Group*       42,700     663,985
 Terex Corp.*                  1,400     51,856  Maxim Integrated Products        3,100      79,360
 Thermo Fisher Scientific,     6,700    372,185  MEMC Electronic Materials*       3,600      46,656
 TransDigm Group, Inc.*          800     67,064  Microchip Technology, Inc.      11,712     445,173
 Trimble Navigation Ltd*       4,500    227,430  MICROS Systems, Inc.*            2,300     113,689
 Union Pacific Corp.           9,700    953,801  MSCI, Inc.*                      4,400     162,008
 United Parcel Service, Inc   10,400    772,928  National Semiconductor          42,500     609,450
 United Technologies Corp.     5,600    474,040  NetApp, Inc.*                    4,000     192,600
 Valmont Industries, Inc.      1,000    104,370  Nuance Communications*          14,400     281,520
 Wabtec Corp.                  1,800    122,094  NVIDIA Corp.*                    9,900     182,754
 Waste Connections, Inc.       2,400     69,096  ON Semiconductor Corp.*          5,700      56,202
 Waters Corp.*                 1,800    156,420  QLogic Corp.*                    5,500     102,025
 Zebra Technologies Corp.*     1,700     66,708  Red Hat, Inc.*                   3,700     167,943
                                                 Rovi Corp.*                      3,700     198,505
TECHNOLOGY - 6.8%                                Salesforce.com, Inc.*            1,000     133,580
 Accenture PLC                10,500    577,185  Seagate Technology PLC           7,300     105,193
 Adobe Systems, Inc.*         11,700    387,972  Silicon Laboratories, Inc.*      3,000     129,630
 Allscripts Healthcare Sol.    4,400     92,356  Skyworks Solutions, Inc.*        2,300      74,520
 Altera Corp.                  4,900    215,698  Solera Holdings, Inc.            2,000     102,200
 Analog Devices, Inc.         12,400    488,312  Teradata Corp.*                  3,300     167,310
 ANSYS, Inc.*                  3,000    162,570  Texas Instruments, Inc.         13,200     456,192
 ARM Holdings PLC - ADR        3,500     98,595  TriQuint Semiconductor, Inc.     7,300      94,243
 Autodesk, Inc.*               4,400    194,084  Varian Semiconductor*            1,900      92,473
 BMC Software, Inc.*           3,400    169,116  Xilinx, Inc.                    22,500     738,000
 CA, Inc.                      2,900     70,122
 Cerner Corp.*                 1,400    155,680 UTILITIES - 2.0%
 Check Point Software Tech.   14,000    714,700  Calpine Corp.*                  28,400     450,708
 Citrix Systems, Inc.*         2,300    168,958  Consolidated Edison, Inc.        5,300     268,816
 Computer Sciences Corp.       6,800    331,364  Duke Energy Corp.               15,300     277,695
 Concur Technologies, Inc.*    2,400    133,080  Entergy Corp.                    3,800     255,398
 Dun & Bradstreet Corp.          700     56,168  Exelon Corp.                     6,750     278,370
 Electronic Arts, Inc.*        3,200     62,496  NextEra Energy, Inc.             5,100     281,112
 EMC Corp.*                   11,500    305,440  NRG Energy, Inc.*               18,500     398,490
 Fairchild Semiconductor*      3,800     69,160  Pepco Holdings, Inc.            14,400     268,560
 Fidelity National Info. Sc    1,197     39,130  Progress Energy, Inc.            6,000     276,840
 Fortinet, Inc.*               1,900     83,885  SCANA Corp.                      6,900     271,653
 GT Solar International, In    9,500    101,365  Southern Co.                    12,500     476,375
 Informatica Corp.*            3,100    161,789  TECO Energy, Inc.               15,800     296,408
 Intel Corp.                  13,200    266,376                                         -----------
 International Business Mac    6,300  1,027,341 TOTAL COMMON STOCK - 66.0%
 Intersil Corp.                3,600     44,820  (Cost $93,733,317)                     123,058,193
 Intuit, Inc.*                 4,000    212,440                                         -----------


* Securities are non-income producing
  ADR - American Depository Receipt

                      See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2011

                                                               Principal
Fixed Income Securities                  Coupon    Maturity     Amount        Value
-------------------------------------------------------------------------------------
BASIC MATERIALS - 1.3%
   Barrick Gold Corp.                     6.950  04/01/2019  $ 1,500,000  $ 1,793,920
   BHP Billiton Finance USA Ltd           7.250  03/01/2016      500,000      587,467

COMMUNICATIONS - 3.7%
   Comcast Corp.                          5.850  11/15/2015    2,000,000    2,227,185
   Michigan Bell Telephone Co.            7.850  01/15/2022    2,000,000    2,306,824
   Verizon New Jersey, Inc.               8.000  06/01/2022      650,000      771,853
   Vodafone Group PLC                     5.375  01/30/2015    1,500,000    1,651,448

CONSUMER, CYCLICAL - 0.6%
   Macy's Retail Holdings, Inc.           7.450  09/15/2011    1,000,000    1,026,249

CONSUMER, NON-CYCLICAL - 2.9%
   Anheuser-Busch                         2.875  02/15/2016    1,000,000      992,558
   Genentech, Inc.                        4.750  07/15/2015    1,000,000    1,087,742
   Pfizer, Inc.                           5.350  03/15/2015    1,500,000    1,674,033
   Roche Holdings, Inc.*                  6.000  03/01/2019    1,500,000    1,700,207

ENERGY - 2.9%
   Shell International Finance BV         4.300  09/22/2019    1,000,000    1,029,751
   Statoil ASA                            7.500  10/01/2016    1,000,000    1,222,716
   Total Capital SA                       2.300  03/15/2016    2,000,000    1,947,692
   TransCanada PipeLines Ltd              7.125  01/15/2019    1,000,000    1,209,712


       See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2011

                                                               Principal
Fixed Income Securities                  Coupon    Maturity     Amount        Value
-------------------------------------------------------------------------------------
FINANCIAL - 8.6%
   American Honda Finance Corp.*          2.500  09/21/2015  $ 1,000,000  $   982,877
   Bank of America Corp.                  0.541  10/14/2016    1,000,000      933,765
   Barclays Bank PLC*                     6.050  12/04/2017    1,000,000    1,041,873
   BB&T Corp.                             3.200  03/15/2016    1,000,000      993,155
   Berkshire Hathaway                     5.400  05/15/2018    1,000,000    1,101,013
   Citigroup, Inc.*                       4.750  05/19/2015    1,346,000    1,408,775
   Citigroup, Inc.                        0.580  06/09/2016    1,000,000      941,232
   General Electric Capital Corp.         5.625  05/01/2018    1,000,000    1,081,119
   Goldman Sachs Group, Inc.              5.950  01/18/2018    1,000,000    1,073,803
   HSBC Bank USA                          4.875  08/24/2020    1,000,000      978,946
   Lloyds TSB Bank PLC                    6.375  01/21/2021    1,000,000    1,042,096
   Merrill Lynch & Co., Inc.              5.450  07/15/2014    1,000,000    1,070,008
   Morgan Stanley                         0.726  10/18/2016    1,000,000      935,229
   Nationsbank Corp.                     10.200  07/15/2015      250,000      308,354
   PNC Funding Corp.                      5.250  11/15/2015    1,000,000    1,075,373
   Societe Generale*                      5.750  04/20/2016    1,000,000    1,040,663

GOVERNMENT - 2.2%
   Federal Farm Credit Bank               4.875  12/16/2015    1,000,000    1,117,624
   Federal Farm Credit Bank               1.700  10/28/2016    1,000,000      950,411
   Federal Home Loan Banks                1.625  12/11/2015    1,000,000      972,238
   Province of Ontario Canada             1.875  09/15/2015    1,000,000      981,679

INDUSTRIAL - 1.6%
   Burlington Northern Santa Fe           5.750  03/15/2018    1,000,000    1,114,307
   Clark Equipment Co.                    8.000  05/01/2023      500,000      550,137
   United Parcel Service of America       8.375  04/01/2020    1,000,000    1,315,150

MORTGAGE SECURITIES - 2.4%
   Fannie Mae Pool                        7.000  04/01/2033      470,690      541,331
   Freddie Mac Gold Pool                  6.500  06/01/2024      348,273      393,842
   Freddie Mac Gold Pool                  7.000  10/01/2031      658,378      756,977
   Freddie Mac Gold Pool                  6.500  02/01/2032      782,400      884,220
   Freddie Mac Gold Pool                  6.500  08/01/2032      417,828      472,203
   Freddie Mac Gold Pool                  6.500  12/01/2032      684,765      773,931
   Freddie Mac Gold Pool                  6.500  04/01/2033      301,179      340,374
   Lehman Mortgage Trust                  6.000  09/25/2036      498,753       23,930
   MASTR Asset Securitization             6.250  05/25/2036      391,182      342,052

TECHNOLOGY - 0.6%
   Oracle Corp.                           5.750  04/15/2018    1,000,000    1,119,784


              See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2011

                                                               Principal
Fixed Income Securities                  Coupon    Maturity     Amount        Value
-------------------------------------------------------------------------------------
UTILITIES - 5.4%
   Ameren Illinois Co.                    9.750  11/15/2018  $ 1,000,000  $ 1,289,899
   Commonwealth Edison Co.                5.800  03/15/2018    1,000,000    1,104,732
   Consumers Energy Co.                   6.700  09/15/2019    2,000,000    2,351,704
   Duke Energy Indiana, Inc.              3.750  07/15/2020    1,000,000      965,370
   Entergy Texas, Inc.                    3.600  06/01/2015    1,000,000    1,012,267
   Michigan Consolidated Gas Co.          8.250  05/01/2014    1,050,000    1,208,564
   South Carolina Electric & Gas Co.      6.500  11/01/2018    1,000,000    1,172,309
   United Utilities PLC                   5.375  02/01/2019    1,000,000    1,023,697
                                                                         ------------
TOTAL FIXED-INCOME SECURITIES - 32.2%
   (Cost $58,615,633)                                                      60,016,370

SHORT-TERM INVESTMENTS - 0.9%
   Fifth Third Institutional Money Market Fund, 0.08% Yield
   (Cost $1,671,204)                                                        1,671,204
                                                                         ------------
TOTAL INVESTMENTS IN SECURITIES - 99.1%
   (Cost $154,020,154)                                                    184,745,767

OTHER ASSETS LESS LIABILITIES - 0.9%                                        1,760,990
                                                                         ------------
TOTAL NET ASSETS - 100.0%                                                $186,506,757
                                                                         ============


* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2011, the aggregate market value of these securities amounted to $6,174,395 or 3.31% of net assets.


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2011


                                                                Principal
Fixed Income Securities                   Coupon    Maturity     Amount        Value
--------------------------------------------------------------------------------------
BASIC MATERIALS - 4.1%
   Barrick Gold Corp.                      6.950  04/01/2019  $ 2,500,000  $ 2,989,867
   Freeport-McMoRan                        8.250  04/01/2015    3,000,000    3,127,500
   Newmont Mining Corp.                    5.125  10/01/2019    2,000,000    2,145,710
   Steel Dynamics, Inc.                    6.750  04/01/2015    3,025,000    3,096,844

COMMUNICATIONS - 9.2%
   Comcast Cable Communications            8.500  05/01/2027    1,000,000    1,195,532
   Comcast Corp.                           5.850  11/15/2015    2,000,000    2,227,186
   Cricket Communications, Inc.            7.750  05/15/2016    3,000,000    3,187,500
   GTE Corp.                               8.750  11/01/2021    1,500,000    1,935,351
   Michigan Bell Telephone Co.             7.850  01/15/2022    3,000,000    3,460,236
   News America, Inc.                      8.500  02/23/2025    2,300,000    2,804,344
   Qwest Corp.                             7.625  06/15/2015    3,000,000    3,450,000
   TW, Inc.                                9.150  02/01/2023    2,000,000    2,627,312
   Verizon New Jersey, Inc.                8.000  06/01/2022    1,000,000    1,187,466
   Virgin Media Secured Finance            6.500  01/15/2018    3,000,000    3,277,500

CONSUMER, CYCLICAL - 1.8%
   Wynn Las Vegas LLC                      7.750  08/15/2020    3,000,000    3,180,000
   GameStop Corp.                          8.000  10/01/2012    1,766,000    1,803,528

CONSUMER, NON-CYCLICAL - 8.0%
   Anheuser-Busch                          2.875  02/15/2016    2,000,000    1,985,116
   Apria Healthcare Group, Inc.           11.250  11/01/2014    3,000,000    3,232,500
   Corrections Corp of America             7.750  06/01/2017    3,000,000    3,258,750
   Pfizer, Inc.                            5.350  03/15/2015    2,500,000    2,790,055
   Roche Holdings, Inc.*                   6.000  03/01/2019    3,000,000    3,400,413
   UnitedHealth Group, Inc.                5.375  03/15/2016    3,000,000    3,304,803
   WellPoint, Inc.                         5.875  06/15/2017    3,500,000    3,925,842

ENERGY - 7.7%
   Chesapeake Energy Corp.                 7.250  12/15/2018    3,155,000    3,525,713
   Husky Energy, Inc.                      6.200  09/15/2017    2,575,000    2,904,706
   Shell International Finance BV          4.300  09/22/2019    3,000,000    3,089,253
   Statoil ASA                             7.500  10/01/2016    3,000,000    3,668,148
   Total Capital SA                        2.300  03/15/2016    3,000,000    2,921,538
   TransCanada PipeLines Ltd               7.125  01/15/2019    2,000,000    2,419,424
   Ultramar Diamond Shamrock               7.200  10/15/2017    2,250,000    2,479,820

FINANCIAL - 23.9%
   American Honda Finance Corp.*           2.500  09/21/2015    3,000,000    2,948,631
   Bank of America Corp.                   7.750  08/15/2015    1,160,000    1,320,601
   Bank of America Corp.                   0.541  10/14/2016    1,000,000      933,765
   Barclays Bank PLC*                      6.050  12/04/2017    3,000,000    3,125,619
   Berkshire Hathaway                      5.400  05/15/2018    1,500,000    1,651,520
   Citigroup, Inc.                         6.125  11/21/2017    3,000,000    3,268,968
   Fairfax Financial Holdings Ltd          7.750  06/15/2017    3,000,000    3,165,000
   General Electric Capital Corp.          5.625  05/01/2018    3,000,000    3,243,357
   Goldman Sachs Group, Inc.               6.150  04/01/2018    3,000,000    3,252,531
   Host Hotels & Resorts LP                6.875  11/01/2014    3,500,000    3,622,500
   HSBC Bank USA                           4.875  08/24/2020    2,000,000    1,957,892
   HSBC USA Capital Trust II*              8.380  05/15/2027    1,000,000    1,004,331
   Icahn Enterprises LP                    7.750  01/15/2016    3,000,000    3,082,500


           See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2011



                                                                Principal
Fixed Income Securities                   Coupon    Maturity     Amount        Value
--------------------------------------------------------------------------------------
FINANCIAL - 23.9% (Continued)
   Invesco Ltd                             5.375  02/27/2013  $ 2,000,000  $ 2,125,956
   JPMorgan Chase & Co.                    4.950  03/25/2020    3,000,000    3,049,953
   Lloyds TSB Bank PLC                     6.375  01/21/2021    3,000,000    3,126,288
   MetLife, Inc.                           6.750  06/01/2016    3,000,000    3,467,832
   Morgan Stanley                          0.726  10/18/2016    3,000,000    2,805,687
   Nationsbank Corp.                      10.200  07/15/2015    2,000,000    2,466,830
   PNC Funding Corp.                       5.250  11/15/2015    3,001,000    3,227,194
   Royal Bank of Scotland PLC              6.125  01/11/2021    3,000,000    3,084,213
   UBS AG                                  5.750  04/25/2018    2,000,000    2,154,590
   Security Benefit Life Insurance*        8.750  05/15/2016    2,000,000    2,062,480
   Societe Generale*                       5.750  04/20/2016    3,000,000    3,121,989
   Wachovia Corp.                          5.750  02/01/2018    2,000,000    2,203,292

GOVERNMENT - 11.4%
   Federal Farm Credit Bank                4.875  12/16/2015    3,000,000    3,352,872
   Federal Farm Credit Bank                1.700  10/28/2016    3,035,000    2,884,497
   Federal Farm Credit Bank                4.670  02/27/2018    3,000,000    3,286,704
   Federal Farm Credit Bank                5.050  08/01/2018    1,000,000    1,117,207
   Federal Farm Credit Bank                5.150  11/15/2019    2,200,000    2,442,004
   Federal Home Loan Banks                 1.750  09/11/2015    3,000,000    2,944,806
   Federal Home Loan Banks                 1.625  12/11/2015    3,000,000    2,916,714
   Federal Home Loan Banks                 2.600  10/20/2017    3,000,000    2,921,664
   Federal Home Loan Banks                 5.375  05/15/2019    3,000,000    3,390,204
   Federal Home Loan Mortgage              1.750  09/10/2015    3,000,000    2,944,572
   Province of Ontario Canada              1.875  09/15/2015    3,000,000    2,945,037

INDUSTRIAL - 3.1%
   Case New Holland, Inc.*                 7.875  12/01/2017    2,500,000    2,778,125
   Clark Equipment Co.                     8.000  05/01/2023      500,000      550,137
   Gulfmark Offshore, Inc.                 7.750  07/15/2014    2,375,000    2,422,500
   United Parcel Service of America        8.375  04/01/2020    2,000,000    2,630,300

MORTGAGE SECURITIES - 4.8%
   Banc of America Alternative Loan        6.000  11/25/2046    1,088,972      204,067
   Countrywide Alternative Loan            5.500  09/25/2035    1,447,936      256,343
   Countrywide Alternative Loan            6.000  12/25/2036      502,925       14,584
   Credit Suisse Mortgage Capital          6.500  03/25/2036      525,862       12,223
   Credit Suisse Mortgage Capital          6.250  06/25/2036    1,685,355       76,279
   Fannie Mae Pool                         7.000  02/01/2032      956,150    1,103,506
   Fannie Mae Pool                         7.000  03/01/2032      941,400    1,084,291
   Fannie Mae Pool                         7.000  04/01/2033      736,207      846,697


              See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2011


                                                                  Shares/
Fixed Income Securities, Common Stock                           Principal
and Short-Term Investments                Coupon    Maturity      Amount        Value
--------------------------------------------------------------------------------------
MORTGAGE SECURITIES - 4.8% (Continued)
   Freddie Mac Gold Pool                   6.500  06/01/2024  $   812,636  $   918,965
   Freddie Mac Gold Pool                   7.000  10/01/2031    1,123,576    1,291,843
   Freddie Mac Gold Pool                   6.500  02/01/2032    1,253,065    1,416,136
   Freddie Mac Gold Pool                   7.000  05/01/2032    1,493,910    1,719,527
   Freddie Mac Gold Pool                   6.500  08/01/2032      557,104      629,604
   Freddie Mac Gold Pool                   6.500  04/01/2033      903,538    1,021,123
   Freddie Mac Gold Pool                   7.000  09/01/2033      299,160      344,834
   Freddie Mac Gold Pool                   6.500  10/01/2038    1,802,482    2,046,065
   Lehman Mortgage Trust                   6.000  09/25/2036      918,514       44,069
   MASTR Alternative Loans Trust           6.500  12/25/2033      186,981      181,464

TECHNOLOGY - 1.2%
   Hewlett-Packard Co.                     2.200  12/01/2015    1,000,000      982,121
   Oracle Corp.                            5.750  04/15/2018    2,000,000    2,239,568

UTILITIES - 13.8%
   AES Corp.                               7.750  03/01/2014    3,000,000    3,240,000
   Ameren Illinois Co.                     9.750  11/15/2018    2,000,000    2,579,798
   Baltimore Gas & Electric Co.            6.125  07/01/2013    2,800,000    3,070,642
   Calpine Construction Finance*           8.000  06/01/2016    3,000,000    3,270,000
   Carolina Power & Light Co.              8.625  09/15/2021    3,000,000    3,932,658
   CenterPoint Energy                      9.150  03/15/2021    2,300,000    2,935,529
   Commonwealth Edison Co.                 6.150  09/15/2017    2,155,000    2,411,839
   Consumers Energy Co.                    6.700  09/15/2019    3,000,000    3,527,556
   Duke Energy Corp.                       5.050  09/15/2019    3,000,000    3,124,620
   Entergy Gulf States Louisiana           6.000  05/01/2018    1,000,000    1,083,414
   Entergy Texas, Inc.                     3.600  06/01/2015    2,000,000    2,024,534
   Sempra Energy                           6.500  06/01/2016    3,000,000    3,423,897
   United Utilities PLC                    5.375  02/01/2019    3,000,000    3,071,091
                                                                           -----------
TOTAL FIXED INCOME SECURITIES - 89.0%
   (Cost $240,465,185)                                                     243,731,706

COMMON STOCK

COMMUNICATIONS - 1.2%
 AT&T, Inc.                                                        105,00    3,214,050

CONSUMER, NON-CYCLICAL - 7.3%
 Altria Group, Inc.                                               109,800    2,858,094
 Johnson & Johnson                                                 45,600    2,701,800
 Kimberly-Clark Corp.                                              46,700    3,048,109
 Kraft Foods, Inc.                                                 95,300    2,988,608
 Merck & Co., Inc.                                                 85,000    2,805,850
 PepsiCo., Inc.                                                    44,300    2,853,363
 Procter & Gamble Co.                                              45,700    2,815,120

ENERGY - 1.1%
 Exxon Mobil Corp.                                                 35,003    2,944,802
                                                                           -----------
TOTAL COMMON STOCK - 9.6%
 (Cost $25,132,630)                                                         26,229,796

SHORT-TERM INVESTMENTS - 0.4%
   Fifth Third Institutional Money Market Fund, 0.08% Yield
   (Cost $1,174,572)                                                         1,174,572
                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES - 99.0%
   (Cost $266,772,387)                                                     271,136,074

OTHER ASSETS LESS LIABILITIES - 1.0%                                         2,820,940
                                                                           -----------
TOTAL NET ASSETS - 100.0%                                                 $273,957,014
                                                                          ============



* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2011, the aggregate market value of these securities amounted to $21,711,588 or 7.93% of net assets.


          See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2011



                                                   Common Stock and
Common Stock                 Shares       Value    Short-Term Investments               Shares        Value
------------------------------------------------   --------------------------------------------------------
BASIC MATERIALS - 4.4%                           FINANCIAL - 18.6%
 Freeport-McMoRan Copper      5,655   $ 314,135    ACE Ltd                               4,335   $  280,475
 PPG Industries, Inc.         1,955     186,136    Bank of America Corp.                20,720      276,198
                                                   Berkshire Hathaway, Inc.*             4,181      349,657
COMMUNICATIONS - 18.8%                             Capital One Financial Corp.           4,495      233,560
 AT&T, Inc.                   5,885     180,140    Citigroup, Inc.                      45,575      201,442
 Cisco Systems, Inc.         24,140     414,001    JPMorgan Chase & Co.                  7,315      337,222
 Google, Inc.*                  390     228,836    Loews Corp.                           6,480      279,223
 Harris Corp.                 2,930     145,328    Travelers Cos., Inc.                  2,795      166,247
 Liberty Media Corp. - Starz* 2,198     170,565
 Liberty Media Corp.*         7,270     535,581  INDUSTRIAL - 9.6%
 Symantec Corp.*             16,250     301,275    Boeing Co.                            2,130      157,471
 Vodafone Group PLC - ADR     6,035     173,506    CSX Corp.                             2,300      180,780
                                                   General Dynamics Corp.                2,765      211,688
CONSUMER, CYCLICAL - 1.6%                          Huntington Ingalls Ind.*                743       30,848
 Wal-Mart Stores, Inc.        3,485     181,394    L-3 Communications Holdings           3,010      235,713
                                                   Northrop Grumman Corp.                4,460      279,687
CONSUMER, NON-CYCLICAL - 16.1%
 Altria Group, Inc.           6,560     170,757  TECHNOLOGY - 11.8%
 Amgen, Inc.*                 4,385     234,378    Computer Sciences Corp.               4,505      219,528
 Eli Lilly & Co.              5,325     187,280    EMC Corp.*                           12,630      335,452
 Forest Laboratories, Inc.*   8,080     260,984    International Business Mach.          1,430      233,190
 Johnson & Johnson            5,345     316,691    Microsoft Corp.                      11,880      301,633
 Kimberly-Clark Corp.         3,395     221,592    Oracle Corp.                          7,430      248,385
 Pfizer, Inc.                11,255     228,589                                                 -----------
 UnitedHealth Group, Inc.     4,830     218,316  TOTAL COMMON STOCK - 97.7%
                                                   (Cost $9,457,713)                             11,149,184
ENERGY - 16.8%
 Apache Corp.                 1,895     248,093  SHORT-TERM INVESTMENTS - 1.5%
 Chevron Corp.                1,770     190,257    Fifth Third Institutional
 ConocoPhillips               5,280     421,661       Money Market Fund, 0.08% Yield
 Devon Energy Corp.           2,975     273,016       (Cost $168,620)                               168,620
 National Oilwell Varco, Inc. 2,480     196,590                                                ------------
 Noble Corp.*                 7,175     327,324  TOTAL INVESTMENTS IN SECURITIES - 99.2%
 Occidental Petroleum Corp.   2,530     264,360       (Cost $9,626,333)                          11,317,804

                                                 OTHER ASSETS LESS LIABILITIES - 0.1%                94,235
                                                                                               ------------
                                                 TOTAL NET ASSETS - 100%                       $ 11,412,039
                                                                                               ============



* Securities are non-income producing

                  See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a)   Security Valuation

     Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b)   Fair Value Measurement

     As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.

     The three levels of the fair value hierarchy are described below:

     Level 1 - quoted prices in active markets for identical securities
     Level 2 - other significant observable inputs (including quoted prices for Similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value each Fund's investments as of March 31, 2011:

                                     Equity          Balanced      Retirement      Core
Valuation Inputs                  Growth Fund     Fund          Income Fund     Equity Fund
----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices:

          Common Stock*           $110,928,967    $123,058,193  $ 26,229,796    $ 11,149,184
          Short-term Investments             0       1,671,204     1,174,572         168,620

Level 2 - Other Significant
          Observable Inputs:

          Fixed Income Securities*           0      60,016,370   243,527,639               0

Level 3 - Significant
          Unobservable Inputs:

          Fixed Income Securities*           0               0       204,067               0
----------------------------------------------------------------------------------------------
Total Value
of Investments                    $110,928,967    $184,745,767  $271,136,074    $ 11,317,804
----------------------------------------------------------------------------------------------
*Please refer to the Schedule of Investments to view common stock and fixed income securities segragated by industry type.


     The following is a reconciliation of the Level 3 investments in fixed income securities for the period ended March 31, 2011:

                                     Equity          Balanced      Retirement      Core
Valuation Inputs                  Growth Fund     Fund          Income Fund     Equity Fund
----------------------------------------------------------------------------------------------
Balance as of 12/31/10            $        0      $        0    $  578,950      $        0

Accrued discounts/premiums                 0               0             0               0

Realized gain/loss                         0               0             0               0

Change in unrealized appreciation
 (depreciation)                            0               0      (374,883)              0

Net purchases (sales)                      0               0             0               0

Transfers in to (out of) level 3           0               0             0               0
----------------------------------------------------------------------------------------------
Balance as of 03/31/11            $        0      $        0    $  204,067      $        0
----------------------------------------------------------------------------------------------


c) At March 31, 2011 the net unrealized appreciation and depreciation of securities for financial reporting and federal income tax purposes consisted of the following:

                                                                           Total Net
                                           Unrealized      Unrealized      Unrealized
                           Total Cost      Appreciation    Depreciation    Appreciation
----------------------------------------------------------------------------------------------
Equity Growth Fund         $  82,029,853   $ 32,705,261    $(  3,806,147)  $ 28,899,114
Balanced Fund              $ 154,020,154   $ 33,103,518    $(  2,377,905)  $ 30,725,613
Retirement Income Fund     $ 266,772,387   $ 11,718,254    $(  7,354,567)  $  4,363,687
Core Equity Fund           $   9,626,333   $  1,959,841    $(    268,370)  $  1,691,471
----------------------------------------------------------------------------------------------


d)     Other Policies

     Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.
(a)	Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 24, 2011


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 24, 2011



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  May 24, 2011